CONSOLIDATED BALANCE SHEETS (Parentheticals) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED BALANCE SHEETS
Common stock, par value per share	$ 0.01	$ 0.01
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	102,653,619	84,672,258
Common stock, shares outstanding	102,653,619	84,672,258